Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Current Assets
Cash and cash equivalents	$ 247,038	$ 271,888
Accounts receivable - less allowance for doubtful accounts of $837 at June 30, 2018 and $1,314 at June 30, 2017	215,032	193,379
Inventories	248,268	203,695
Prepaid and refundable income taxes	7,845	6,732
Prepaid and other current assets	43,654	26,602
Total Current Assets	761,837	702,296
Property, plant & equipment, net	524,890	367,728
Goodwill	270,678	250,342
Other intangible assets, net	125,069	133,957
Investments	69,215	11,727
Deferred income taxes	2,046	3,023
Other assets	7,926	8,224
Total Assets	1,761,661	1,477,297
Current Liabilities
Current portion of long-term debt	20,000	20,000
Accounts payable	89,774	65,540
Accrued compensation and benefits	66,322	58,178
Accrued income taxes payable	17,392	12,178
Other accrued liabilities	42,979	29,056
Total Current Liabilities	236,467	184,952
Long-term debt	419,013	322,022
Deferred income taxes	27,241	15,345
Other liabilities	54,629	54,415
Total Liabilities	737,350	576,734
Shareholders' Equity
Preferred stock, no par value; authorized - 5,000,000 shares; none issued
Common stock, no par value; authorized - 300,000,000 shares; issued - 75,692,683 shares at June 30, 2018; 74,081,451 shares at June 30, 2017	351,761	269,638
Accumulated other comprehensive income (loss)	(3,780)	(13,778)
Retained earnings	836,064	748,062
Shareholders' equity excluding treasury stock	1,184,045	1,003,922
Treasury stock, at cost - 12,395,791 shares at June 30, 2018 and 10,940,062 shares at June 30, 2017	(159,734)	(103,359)
Total Shareholders' Equity	1,024,311	900,563
Total Liabilities and Shareholders' Equity	$ 1,761,661	$ 1,477,297